Bank overdrafts, bonds and bank loans - Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts	[1],[2]	£ 8,572.4		£ 8,864.6		£ 9,852.8
Corporate bonds and bank loans	[2]	225.6		583.1
Bank overdrafts, bonds and bank loans	[3]	£ 8,798.0	[2]	£ 9,447.7	[2]	£ 10,083.7

[1]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies of the consolidated financial statements.
[3]	Figures have been restated, as described in the accounting policies.